Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Components of Inventory	The components of inventories are as follows:

	December 31
	2023	2024
	US$	US$
Finished goods	61,336	51,118
Work in process	86,930	59,267
Raw materials	68,684	88,844

	216,950	199,229